Securities at amortized cost (AC) - Narrative (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Securities pledged as collateral of funding transactions of financial institutions and clients	R$ 15,479	R$ 70,222
Brazil
Disclosure of financial assets [line items]
Securities pledged as collateral of funding transactions of financial institutions and clients	14,207	39,289
Latin America
Disclosure of financial assets [line items]
Securities pledged as collateral of funding transactions of financial institutions and clients	894	969
Corporate securities
Disclosure of financial assets [line items]
Securities pledged as collateral of funding transactions of financial institutions and clients	R$ 378	R$ 29,964